Financial assets and liabilities (Details 8) $ in Thousands, $ in Millions	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ARS ($)
IfrsStatementLineItems [Line Items]
Other financial assets current	$ 240,175,386	$ 42.1	$ 195,634,662
Other financial assets non current	14,961,851		84,362,973
Other financial assets non current unquoted shares	860,370		860,370
TSM [Member]
IfrsStatementLineItems [Line Items]
Other financial assets non current	389,219		389,219
TMB [Member]
IfrsStatementLineItems [Line Items]
Other financial assets non current	471,151		471,151
Financial Assets At Fair Value Through Profit Or Loss [Member]
IfrsStatementLineItems [Line Items]
Other financial assets current	240,175,386		195,634,662
Other financial assets non current	14,101,481		83,502,603
Financial Assets At Fair Value Through Profit Or Loss [Member] | Public Debt Securities Issued By National Government [Member]
IfrsStatementLineItems [Line Items]
Other financial assets current	133,328,233		102,484,972
Financial Assets At Fair Value Through Profit Or Loss [Member] | Public Debt Securities [Member]
IfrsStatementLineItems [Line Items]
Other financial assets current	91,867,462		45,822,256
Other financial assets non current			75,286,994
Financial Assets At Fair Value Through Profit Or Loss [Member] | Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Other financial assets current	12,144,974		37,781,040
Other financial assets non current	745,990		1,423,882
Financial Assets At Fair Value Through Profit Or Loss [Member] | Stocks And Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Other financial assets current	1,179,100		5,537,481
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interests Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Other financial assets current	1,655,617		4,008,913
Other financial assets non current	4,978,596		6,791,727
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interest In Companies Abra Silver Resource Corp [Member]
IfrsStatementLineItems [Line Items]
Other financial assets non current	$ 8,376,895